Provisions for employee benefits (Details 8) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) yr	Dec. 31, 2016 EUR (€) yr
Statement Line Items [Line Items]
Net defined benefit liability (asset)	€ 1,022	€ 868
TFR [Member]
Statement Line Items [Line Items]
Net defined benefit liability (asset)	284	298
TFR [Member] | Not later than one year [member]
Statement Line Items [Line Items]
Net defined benefit liability (asset)	16	13
TFR [Member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Net defined benefit liability (asset)	17	14
TFR [Member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Net defined benefit liability (asset)	18	15
TFR [Member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Net defined benefit liability (asset)	17	17
TFR [Member] | Later Than Three Years And Not Later Than Five Years [Member]
Statement Line Items [Line Items]
Net defined benefit liability (asset)	14	19
TFR [Member] | Later than Five Years [Member]
Statement Line Items [Line Items]
Net defined benefit liability (asset)	€ 202	€ 220
TFR [Member] | Weighted average duration [Member]
Statement Line Items [Line Items]
Weighted average duration of defined benefit obligation | yr	10.1	10.3
Foreign defined benefit plans [Member]
Statement Line Items [Line Items]
Net defined benefit liability (asset)	€ 409	€ 276
Foreign defined benefit plans [Member] | Not later than one year [member]
Statement Line Items [Line Items]
Net defined benefit liability (asset)	47	31
Foreign defined benefit plans [Member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Net defined benefit liability (asset)	65	44
Foreign defined benefit plans [Member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Net defined benefit liability (asset)	70	33
Foreign defined benefit plans [Member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Net defined benefit liability (asset)	79	33
Foreign defined benefit plans [Member] | Later Than Three Years And Not Later Than Five Years [Member]
Statement Line Items [Line Items]
Net defined benefit liability (asset)	84	38
Foreign defined benefit plans [Member] | Later than Five Years [Member]
Statement Line Items [Line Items]
Net defined benefit liability (asset)	€ 64	€ 97
Foreign defined benefit plans [Member] | Weighted average duration [Member]
Statement Line Items [Line Items]
Weighted average duration of defined benefit obligation | yr	17.5	17.9
FISDE and other foreign medical plans [Member]
Statement Line Items [Line Items]
Net defined benefit liability (asset)	€ 122	€ 124
FISDE and other foreign medical plans [Member] | Not later than one year [member]
Statement Line Items [Line Items]
Net defined benefit liability (asset)	5	5
FISDE and other foreign medical plans [Member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Net defined benefit liability (asset)	5	5
FISDE and other foreign medical plans [Member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Net defined benefit liability (asset)	5	5
FISDE and other foreign medical plans [Member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Net defined benefit liability (asset)	5	5
FISDE and other foreign medical plans [Member] | Later Than Three Years And Not Later Than Five Years [Member]
Statement Line Items [Line Items]
Net defined benefit liability (asset)	5	5
FISDE and other foreign medical plans [Member] | Later than Five Years [Member]
Statement Line Items [Line Items]
Net defined benefit liability (asset)	€ 97	€ 99
FISDE and other foreign medical plans [Member] | Weighted average duration [Member]
Statement Line Items [Line Items]
Weighted average duration of defined benefit obligation | yr	13.7	13.9
Other benefit plans [Member]
Statement Line Items [Line Items]
Net defined benefit liability (asset)	€ 207	€ 170
Other benefit plans [Member] | Not later than one year [member]
Statement Line Items [Line Items]
Net defined benefit liability (asset)	66	37
Other benefit plans [Member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Net defined benefit liability (asset)	60	59
Other benefit plans [Member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Net defined benefit liability (asset)	46	52
Other benefit plans [Member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Net defined benefit liability (asset)	8	3
Other benefit plans [Member] | Later Than Three Years And Not Later Than Five Years [Member]
Statement Line Items [Line Items]
Net defined benefit liability (asset)	6	3
Other benefit plans [Member] | Later than Five Years [Member]
Statement Line Items [Line Items]
Net defined benefit liability (asset)	€ 31	€ 42
Other benefit plans [Member] | Weighted average duration [Member]
Statement Line Items [Line Items]
Weighted average duration of defined benefit obligation | yr	3.0	3.4